Vessels, containers, handling equipment and other tangible assets	12 Months Ended
Dec. 31, 2022
Vessels, containers, handling equipment and other tangible assets
Vessels, containers, handling equipment and other tangible assets

5 Vessels, containers, handling equipment and other tangible assets (*)

Cost:
	Balance at January 1, 2022	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Vessels	4,192.2	2,449.0		71.5		6,712.7
Containers and equipment	1,870.4	115.0	(60.8)	(33.8)		1,890.8
Computer systems and
communication equipment	52.0	8.5	(7.1)	7.5	(0.5)	60.4
Other property and equipment	137.4	40.0	(3.3)		(2.3)	171.8
Total	6,252.0	2,612.5	(71.2)	45.2	(2.8)	8,835.7

Depreciation and impairment charges:
	Balance at January 1, 2022	Depreciation	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2022
	US $ in millions
Vessels	1,259.3	1,204.4		(160.9)		2,302.8
Containers and equipment	582.2	155.4	(52.6)	(35.9)		649.1
Computer systems and communication equipment	40.1	7.5	(7.1)		(0.3)	40.2
Other property and equipment	80.4	17.5	(3.0)		(1.4)	93.5
Total	1,962.0	1,384.8	(62.7)	(196.8)	(1.7)	3,085.6

Payments on account	102.5					1.1

Net carrying amounts:

	Balance at January 1, 2022	Balance at December 31, 2022
	US $ in millions	US $ in millions
Vessels	2,932.9	4,409.9
Payments on account, net	24.9
	2,957.8	4,409.9

Containers and equipment	1,288.2	1,241.7
Payments on account, net	77.6	1.1
	1,365.8	1,242.8

Computer systems and
communication equipment	11.9	20.2
Other property and equipment	57.0	78.3
	68.9	98.5
Total	4,392.5	5,751.2

(*) Mostly related to right-of-use assets (see also Note 7).

Cost:

	Balance at January 1, 2021	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2021

	US $ in millions
Vessels	1,595.6	1,778.5		818.1		4,192.2
Containers and equipment	983.3	862.3	(15.5)	40.3		1,870.4
Computer systems and
Communication equipment	60.5	5.4	(14.7)	0.8		52.0
Other property and equipment	118.6	19.2	(1.2)	0.9	(0.1)	137.4
Total	2,758.0	2,665.4	(31.4)	860.1	(0.1)	6,252.0

Depreciation and impairment charges:
	Balance at January 1, 2021	Depreciation	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2021

	US $ in millions
Vessels	647.6	611.7				1,259.3
Containers and equipment	462.4	133.4	(11.1)	(2.5)		582.2
Computer systems and
Communication equipment	47.6	7.1	(14.6)			40.1
Other property and equipment	64.3	17.4	(1.0)		(0.3)	80.4
Total	1,221.9	769.6	(26.7)	(2.5)	(0.3)	1,962.0

Payments on account	102.5

Net carrying amounts:

	Balance at January 1, 2021	Balance at December 31, 2021
	US $ in millions	US $ in millions
Vessels	948.0	2,932.9
Payments on account, net		24.9
	948.0	2,957.8

Containers and equipment	520.9	1,288.2
Payments on account, net		77.6
	520.9	1,365.8

Computer systems and
Communication equipment	12.9	11.9
Other property and equipment	54.3	57.0
	67.2	68.9
Total	1,536.1	4,392.5

(*) Mostly related to right-of-use assets (see also Note 7).